SUBSEQUENT EVENTS - 3M (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Common Stock, Value		$ 3,150,001	$ 3,231,112
E-14
Date of Debt Instrument	Apr. 19, 2016
Debt Instrument	$ 290,000
Debt Instrument, Original Issue Discount	$ 90,000
Debt Instrument, Term	126 months
Debt Instrument, Repayment Description	The loan will be repaid in 126 equal payments of $2,300 and is secured by all assets of the Company.
E-15
Date of Debt Instrument	Apr. 21, 2016
Debt Instrument	$ 260,000
Debt Instrument, Original Issue Discount	$ 60,000
Debt Instrument, Term	147 months
Debt Instrument, Repayment Description	The loan will be repaid in 147 equal payments of $1,769 and is secured by all assets of the Company.
E-16
Date of Debt Instrument	May 12, 2016
Debt Instrument	$ 167,400
Debt Instrument, Original Issue Discount	$ 43,400
Debt Instrument, Term	110 months
Debt Instrument, Repayment Description	The loan will be repaid in 110 equal payments of $1,522 and is secured by all assets of the Company.
Assign & Exchange Note
Date of Debt Instrument	Apr. 01, 2016
Debt Instrument	$ 266,000
Date of Agreement	Apr. 01, 2016